UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Core Strategies: International Equity Fund
(Formerly Great-West Core Strategies: International Equity Fund)
(Institutional Class and Investor Class)
Semi-Annual Report
October 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of October 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.18%
Financial	18.14
Consumer, Cyclical	12.71
Industrial	11.84
Basic Materials	6.20
Communications	5.91
Technology	5.44
Energy	4.81
Utilities	1.77
Exchange Traded Funds	0.64
Diversified	0.03
Short Term Investments	9.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/22)	(10/31/22)	(05/01/22 – 10/31/22)
Institutional Class
Actual	$1,000.00	$ 878.40	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.31
Investor Class
Actual	$1,000.00	$ 876.40	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.09
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.20%
1,626	Air Liquide SA	$ 212,703
564	Akzo Nobel NV	34,819
13,352	Anglo American PLC	399,873
1,142	Antofagasta PLC	15,382
1,638	ArcelorMittal SA	36,615
1,968	Arkema SA	155,744
3,900	Asahi Kasei Corp	25,006
2,857	BASF SE	128,195
23,546	BHP Group Ltd	565,581
21,753	BlueScope Steel Ltd	219,053
850	Boliden AB	24,719
480	Brenntag SE	29,125
322	Chr Hansen Holding A/S	17,884
739	Clariant AG	11,876
4,282	Covestro AG(a)	145,357
433	Croda International PLC	33,534
18	EMS-Chemie Holding AG	11,318
4,755	Evolution Mining Ltd	6,308
9,332	Evonik Industries AG	171,912
13,867	Fortescue Metals Group Ltd	130,641
28	Givaudan SA	83,634
30,667	Glencore PLC	175,799
314	Holmen AB Class B(b)	11,395
17,902	ICL Group Ltd	161,433
1,300	JFE Holdings Inc	11,909
489	Johnson Matthey PLC	10,852
4,300	Kaneka Corp	106,628
40,000	Kingboard Holdings Ltd	98,746
3,943	Koninklijke DSM NV	463,817
529	Mineral Resources Ltd	24,801
28,200	Mitsubishi Chemical Group Corp	127,389
10,900	Mitsubishi Gas Chemical Co Inc	138,509
8,000	Mitsui Chemicals Inc	148,071
1,510	Mondi PLC	25,327
2,778	Newcrest Mining Ltd	30,767
2,400	Nippon Paint Holdings Co Ltd	15,295
500	Nippon Sanso Holdings Corp	7,961
3,400	Nippon Soda Co Ltd(b)	101,432
2,500	Nippon Steel Corp	34,296
300	Nissan Chemical Corp	13,505
500	Nitto Denko Corp	26,343
4,183	Norsk Hydro ASA	26,547
3,547	Northern Star Resources Ltd	19,796
636	Novozymes A/S Class B	33,384
353	OCI NV	13,501
2,500	Oji Holdings Corp	8,667
3,255	Rio Tinto Ltd	184,721
3,498	Rio Tinto PLC	182,791
1,200	Shin-Etsu Chemical Co Ltd	124,716
769	Smurfit Kappa Group PLC	25,456
223	Solvay SA	20,124
70,147	South32 Ltd	160,937
1,715	Stora Enso OYJ Class R	22,362
4,400	Sumitomo Chemical Co Ltd	14,816
9,300	Sumitomo Forestry Co Ltd	145,485
700	Sumitomo Metal Mining Co Ltd	19,622
Shares		Fair Value
Basic Materials — (continued)
1,885	Svenska Cellulosa AB SCA Class B	$ 22,239
414	Symrise AG	42,258
7,000	Tokuyama Corp	81,623
4,300	Toray Industries Inc	20,887
900	Tosoh Corp	9,792
7,600	UBE Corp	98,023
647	Umicore SA	21,329
1,661	UPM-Kymmene OYJ	55,839
201	voestalpine AG	4,364
4,616	Yara International ASA	206,019
		5,758,852
Communications — 5.91%
1,006	Adevinta ASA(b)	6,886
165,000	Ascential PLC(b)	363,232
2,933	Auto Trader Group PLC(a)	17,550
5,436	Bezeq The Israeli Telecommunication Corp Ltd	9,623
3,088	Bollore SE(b)	15,445
149,313	BT Group PLC	222,426
33,400	CyberAgent Inc	274,387
507	Delivery Hero SE(a)(b)	16,685
600	Dentsu Group Inc	18,662
16,082	Deutsche Telekom AG	303,556
442	Elisa OYJ	21,360
464	GN Store Nord AS	9,861
4,169	Grab Holdings Ltd Class A(b)	10,839
500	Hakuhodo DY Holdings Inc	4,213
10,000	HKT Trust & HKT Ltd	11,309
4,558	Informa PLC	29,033
2,700	IPSOS	130,699
586	Just Eat Takeaway.com NV(a)(b)	10,056
300	Kakaku.com Inc	5,074
5,000	KDDI Corp	147,785
10,275	Koninklijke KPN NV	28,740
1,300	M3 Inc(b)	38,740
440	MercadoLibre Inc(b)	396,713
6,600	Metropole Television SA	68,261
600	MonotaRO Co Ltd	9,108
197	Nice Ltd(b)	37,128
2,300	Nice Ltd Sponsored ADR(b)	436,747
7,100	Nippon Telegraph & Telephone Corp	195,823
33,933	Nokia OYJ	150,795
20,305	Orange SA	193,464
2,085	Pearson PLC	23,041
2,581	Prosus NV	111,607
601	Proximus SADP	6,301
710	Publicis Groupe SA	39,763
3,100	Rakuten Group Inc	13,840
19,800	Reach PLC(b)	20,845
9,000	Relia Inc	60,395
216	Scout24 SE(a)	11,069
1,100	Sea Ltd ADR(b)	54,648
942	SEEK Ltd	12,968
10,000	Shopify Inc Class A(b)	342,300

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Communications — (continued)
25,700	Singapore Telecommunications Ltd	$ 45,251
9,000	SoftBank Corp	88,780
3,800	SoftBank Group Corp	163,120
5,746	Spark New Zealand Ltd	17,104
81	Swisscom AG	39,997
1,727	Tele2 AB Class B	14,155
32,331	Telecom Italia SpA	6,325
9,079	Telefonaktiebolaget LM Ericsson Class B	50,473
3,487	Telefonica Deutschland Holding AG	7,598
38,699	Telefonica SA	133,403
6,000	Telenet Group Holding NV	91,478
2,177	Telenor ASA	19,784
26,400	Television Francaise 1	167,589
8,269	Telia Co AB	21,911
12,633	Telstra Corp Ltd	31,140
400	Trend Micro Inc	20,169
4,485	United Internet AG	83,838
18,000	Viaplay Group AB	328,614
2,225	Vivendi SE	18,212
83,102	Vodafone Group PLC	96,995
163	Wix.com Ltd(b)	13,708
817	Wolters Kluwer NV(b)	86,813
3,397	WPP PLC	29,886
8,300	Z Holdings Corp	21,420
400	ZOZO Inc	8,487
		5,487,227
Consumer, Cyclical — 12.18%
599	Accor SA	14,353
537	adidas AG	52,419
400	Aisin Corp	10,268
500	ANA Holdings Inc	9,719
1,874	Aristocrat Leisure Ltd	44,481
600	Bandai Namco Holdings Inc	39,662
39,754	Barratt Developments PLC	171,417
3,529	Bayerische Motoren Werke AG	276,998
4,900	Bellway PLC	104,181
311	Berkeley Group Holdings PLC	12,374
9,800	Bilia AB Class A(b)	103,804
1,700	Bridgestone Corp	61,483
1,049	Bunzl PLC	34,170
1,233	Burberry Group PLC	25,685
6,400	Chow Tai Fook Jewellery Group Ltd	10,957
1,624	Cie Financiere Richemont SA	158,719
7,210	Cie Generale des Etablissements Michelin SCA	183,740
1,000	City Developments Ltd	5,392
5,548	Compass Group PLC	116,819
335	Continental AG	17,352
8,500	CTS Eventim AG & Co KGaA(b)	405,760
6,907	Daimler Truck Holding AG(b)	184,228
1,800	Daiwa House Industry Co Ltd	36,265
8,100	Daiwabo Holdings Co Ltd(b)	104,517
14,400	DCM Holdings Co Ltd	112,201
Shares		Fair Value
Consumer, Cyclical — (continued)
1,300	Denso Corp	$ 64,501
1,950	Deutsche Lufthansa AG(b)	13,332
84	D'ieteren Group	13,980
211	Domino's Pizza Enterprises Ltd	8,603
370	Dr Ing hc F Porsche AG(b)	37,845
3,400	Eizo Corp	82,710
548	Electrolux AB Class B	6,761
1,829	Entain PLC	26,449
568	Evolution AB(a)	52,985
200	Fast Retailing Co Ltd	111,428
666	Ferguson PLC	72,618
392	Ferrari NV	77,278
519	Flutter Entertainment PLC(b)	68,544
6,000	Galaxy Entertainment Group Ltd	27,412
19,869	Genting Singapore Ltd	11,299
4,000	Gunze Ltd(b)	102,747
2,271	H & M Hennes & Mauritz AB Class B	22,874
49,000	Harvey Norman Holdings Ltd	130,355
7,800	Haseko Corp	80,326
98	Hermes International	126,850
14,900	Honda Motor Co Ltd	339,757
1,300	Hornbach Holding AG & Co KGaA	88,615
300	Hoshizaki Corp	8,595
300	Iida Group Holdings Co Ltd	4,166
177	IMCD NV	22,956
3,393	Industria de Diseno Textil SA	77,015
572	InterContinental Hotels Group PLC	30,728
14,600	Isuzu Motors Ltd	171,691
8,900	ITOCHU Corp	230,017
4,700	Japan Airlines Co Ltd	87,787
10,200	Jardine Cycle & Carriage Ltd	214,237
8,851	JD Sports Fashion PLC	9,888
3,400	Kaufman & Broad SA(b)	82,615
232	Kering SA	106,247
12,900	Kindred Group PLC	111,905
91,676	Kingfisher PLC	230,225
4,300	Kohnan Shoji Co Ltd	90,034
800	Koito Manufacturing Co Ltd	11,358
5,900	Komeri Co Ltd	102,931
348	La Francaise des Jeux SAEM(a)	11,341
6,924	Lottery Corp Ltd(b)	18,995
855	LVMH Moet Hennessy Louis Vuitton SE	539,501
4,800	Marubeni Corp	42,019
1,900	Mazda Motor Corp	12,793
300	McDonald's Holdings Co Japan Ltd	10,415
7,395	Mercedes-Benz Group AG	428,034
6,400	Mitsubishi Corp	173,369
10,900	Mitsui & Co Ltd	241,208
638	Moncler SpA	27,526
405	Next PLC	22,870
600	NGK Insulators Ltd	7,000
6,700	NGK Spark Plug Co Ltd	122,235
3,000	Nintendo Co Ltd	121,797
7,200	Nissan Motor Co Ltd	22,949

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
200	Nitori Holdings Co Ltd	$ 18,123
10,100	Okamura Corp	92,972
200	Open House Group Co Ltd	7,114
700	Oriental Land Co Ltd	93,749
1,100	Pan Pacific International Holdings Corp	18,052
6,900	Panasonic Holdings Corp	49,146
283	Pandora A/S	14,887
947	Persimmon PLC	14,165
44,500	Pirelli & C SpA(a)	167,857
325	Puma SE	14,369
2,875	Qantas Airways Ltd(b)	10,743
13	Rational AG	7,328
29,400	Redrow PLC	141,406
531	Reece Ltd	5,273
568	Renault SA	17,488
9,600	Rexel SA	171,315
32,000	RS Group PLC	351,927
8,400	Sands China Ltd(b)	14,685
75	SEB SA	4,883
1,300	Sekisui Chemical Co Ltd	16,234
1,900	Sekisui House Ltd	31,545
500	Sharp Corp	2,999
300	Shimano Inc	46,423
3,700	Singapore Airlines Ltd(b)	13,724
276	Sodexo SA	24,449
4,000	Sony Group Corp	269,739
13,639	Stellantis NV	183,745
1,900	Subaru Corp	29,699
3,600	Sumitomo Corp	45,770
2,200	Sumitomo Electric Industries Ltd	22,991
20,400	Super Retail Group Ltd(b)	134,135
1,100	Suzuki Motor Corp	37,191
227	Swatch Group AG	25,764
10,041	Taylor Wimpey PLC	10,793
10,600	Teijin Ltd	96,237
300	Toho Co Ltd	10,668
8,900	Toyota Boshoku Corp	113,249
500	Toyota Industries Corp	25,758
33,000	Toyota Motor Corp	457,862
700	Toyota Tsusho Corp	23,496
2,257	Universal Music Group NV	44,317
600	USS Co Ltd	9,053
707	Valeo	11,646
7,300	Valor Holdings Co Ltd(b)	84,413
86	Volkswagen AG	14,700
664	Volvo AB Class A	11,342
25,995	Volvo AB Class B	425,459
2,083	Volvo Car AB Class B(b)	8,840
16,600	VTech Holdings Ltd	88,365
200	Welcia Holdings Co Ltd	4,180
3,528	Wesfarmers Ltd	102,380
613	Whitbread PLC	18,035
500	Yamaha Corp	18,877
8,200	Yamaha Motor Co Ltd	169,269
8,100	Yokohama Rubber Co Ltd	126,661
67,500	Yue Yuen Industrial Holdings Ltd	68,624
Shares		Fair Value
Consumer, Cyclical — (continued)
649	Zalando SE(a)(b)	$ 14,958
		11,317,752
Consumer, Non-Cyclical — 22.99%
4,460	Adecco Group AG	139,580
357	Adyen NV(a)(b)	509,653
2,000	Aeon Co Ltd	37,301
1,400	Ajinomoto Co Inc	38,505
7,954	Alcon Inc	484,282
10,901	Amadeus IT Group SA(b)	568,545
366	Amplifon SpA	9,093
2,701	Anheuser-Busch InBev SA	135,105
6,300	Arcs Co Ltd(b)	83,974
169	Argenx SE(b)	65,614
1,400	Asahi Group Holdings Ltd	39,173
700	Asahi Intecc Co Ltd	11,925
1,377	Ashtead Group PLC	71,717
1,089	Associated British Foods PLC	16,873
5,700	Astellas Pharma Inc	78,650
4,777	AstraZeneca PLC	560,388
1,541	Atlantia SpA	34,376
8,500	Austevoll Seafood ASA	62,985
125	Bachem Holding AG	8,963
10	Barry Callebaut AG	18,919
10,555	Bayer AG	554,993
313	Beiersdorf AG	30,046
144	BioMerieux	12,741
4,465	Brambles Ltd	33,428
10,699	British American Tobacco PLC	422,480
4,600	Budweiser Brewing Co APAC Ltd(a)	9,682
914	Bureau Veritas SA	22,613
113	Carl Zeiss Meditec AG	13,678
302	Carlsberg AS Class B	35,559
13,077	Carrefour SA	210,480
7	Chocoladefabriken Lindt & Spruengli AG	67,179
2,000	Chugai Pharmaceutical Co Ltd	46,344
23,000	CK Hutchison Holdings Ltd	114,490
32,000	Clarivate PLC(b)	330,560
104,100	Cloetta AB Class B	190,289
639	Coca-Cola Europacific Partners PLC	30,065
491	Coca-Cola HBC AG	10,722
2,804	Cochlear Ltd	358,194
4,156	Coles Group Ltd	43,454
369	Coloplast A/S Class B	41,133
3,498	CSL Ltd	626,198
600	Dai Nippon Printing Co Ltd	12,018
5,400	Daiichi Sankyo Co Ltd	172,858
1,997	Danone SA	99,250
1,483	Davide Campari-Milano NV	13,318
269	Demant A/S(b)	7,346
7,114	Diageo PLC	292,719
72	DiaSorin SpA	9,413
776	Edenred	39,783
700	Eisai Co Ltd	42,212
4,178	Endeavour Group Ltd	19,124

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
894	EssilorLuxottica SA	$ 141,367
1,894	Essity AB Class B	40,017
418	Eurofins Scientific SE	26,758
35,000	Evotec SE(b)	667,556
15,864	Experian PLC	505,647
26,800	Faes Farma SA(b)	101,156
1,795	Fisher & Paykel Healthcare Corp Ltd	20,400
638	Fresenius Medical Care AG & Co KGaA	17,647
4,302	Fresenius SE & Co KGaA	99,003
1,704	Genmab A/S(b)	656,394
608	Getinge AB Class B	12,338
200	GMO Payment Gateway Inc	14,381
1,028	Grifols SA(b)	8,746
40,851	GSK PLC	669,092
46,498	Haleon PLC(b)	142,558
313	Heineken Holding NV	21,357
806	Heineken NV	67,329
7,400	Heiwado Co Ltd	93,645
388	HelloFresh SE(b)	7,756
318	Henkel AG & Co KGaA	18,668
18,556	Hikma Pharmaceuticals PLC	266,270
674	IDP Education Ltd	12,716
17,308	Imperial Brands PLC	421,410
64,600	Inghams Group Ltd	104,512
502	Intertek Group PLC	21,025
2,123	Ipsen SA	218,176
200	Ito En Ltd	7,044
25,400	Itoham Yonekyu Holdings Inc(b)	113,584
78,302	J Sainsbury PLC	174,498
3,700	Japan Tobacco Inc	61,966
266	JDE Peet's NV	7,614
870	Jeronimo Martins SGPS SA	18,003
7,700	Kanamoto Co Ltd	111,157
1,400	Kao Corp	52,293
495	Kerry Group PLC Class A	42,993
820	Kesko OYJ Class B	15,958
500	Kikkoman Corp	27,095
2,500	Kirin Holdings Co Ltd	36,750
100	Kobayashi Pharmaceutical Co Ltd	5,307
400	Kobe Bussan Co Ltd	8,676
17,652	Koninklijke Ahold Delhaize NV	492,284
2,750	Koninklijke Philips NV	34,883
100	Kose Corp	9,982
800	Kyowa Kirin Co Ltd	18,841
806	Lifco AB Class B(b)	11,647
231	Lonza Group AG	118,915
750	L'Oreal SA	235,503
8,566	Medibank Pvt Ltd	15,425
400	MEIJI Holdings Co Ltd	16,460
402	Merck KGaA	65,512
21,600	Metcash Ltd	56,703
1,286	Mowi ASA	19,195
8,710	Nestle SA	948,160
1,251	Nexi SpA(a)(b)	10,815
800	Nihon M&A Center Holdings Inc	9,027
200	Nippon Shinyaku Co Ltd	11,073
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
700	Nisshin Seifun Group Inc	$ 7,564
100	Nissin Foods Holdings Co Ltd	6,473
305	NMC Health PLC(b)	17
16,166	Novartis AG	1,307,680
5,100	Novo Nordisk A/S Class B	554,529
1,663	Ocado Group PLC(b)	9,014
3,800	Olympus Corp	80,121
1,100	Ono Pharmaceutical Co Ltd	25,887
291	Orion OYJ Class B	13,391
22,513	Orkla ASA	151,854
1,200	Otsuka Holdings Co Ltd	38,465
652	Pernod Ricard SA	114,433
700	Persol Holdings Co Ltd	14,016
708	QIAGEN NV(b)	30,574
570	Ramsay Health Care Ltd	21,380
2,156	Randstad NV	107,453
2,225	Reckitt Benckiser Group PLC	147,609
243	Recordati Industria Chimica e Farmaceutica SpA	9,130
4,500	Recruit Holdings Co Ltd	138,470
37,000	Redde Northgate PLC(b)	141,085
5,988	RELX PLC	160,772
81	Remy Cointreau SA	12,388
7,798	Rentokil Initial PLC	48,643
3,653	Roche Holding AG	1,218,209
184	Salmar ASA	6,238
6,380	Sanofi	549,049
87	Sartorius Stedim Biotech	27,608
7,500	Scandinavian Tobacco Group A/S(a)	125,630
700	Secom Co Ltd	39,879
17,142	Securitas AB Class B	140,064
2,400	Seven & i Holdings Co Ltd	89,588
20	SGS SA	44,090
900	Shionogi & Co Ltd	41,794
1,200	Shiseido Co Ltd	41,445
878	Siemens Healthineers AG(a)	40,223
2,714	Smith & Nephew PLC	32,056
2,100	Societe BIC SA	120,553
1,419	Sonic Healthcare Ltd	29,708
168	Sonova Holding AG	39,709
348	Straumann Holding AG	33,120
500	Suntory Beverage & Food Ltd	16,728
4,744	Swedish Match AB	48,792
526	Swedish Orphan Biovitrum AB(b)	9,689
600	Sysmex Corp	32,294
4,700	Takeda Pharmaceutical Co Ltd	124,122
2,100	Terumo Corp	63,733
87,382	Tesco PLC	215,723
3,454	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	30,810
900	TOPPAN Inc	13,423
9,552	Transurban Group	81,029
2,239	Treasury Wine Estates Ltd	18,554
394	UCB SA	29,695
1,300	Unicharm Corp	39,509
7,827	Unilever PLC	355,727
274,000	United Laboratories International Holdings Ltd	114,840

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
458,443	WH Group Ltd(a)	$ 231,519
5,700	Wilmar International Ltd	15,615
3,776	Woolworths Group Ltd	79,741
743	Worldline SA(a)(b)	32,429
400	Yakult Honsha Co Ltd	22,160
		21,357,320
Diversified — 0.03%
400	Jardine Matheson Holdings Ltd	18,320
2,000	Swire Pacific Ltd Class A	13,267
		31,587
Energy — 4.81%
982	Aker BP ASA	31,195
695	Ampol Ltd	12,122
3,670	APA Group	24,708
187,800	Beach Energy Ltd	192,038
59,140	BP PLC	327,165
296	DCC PLC	16,425
54,400	ENEOS Holdings Inc	179,447
21,950	Eni SpA	288,285
5,340	Equinor ASA	194,556
1,461	Galp Energia SGPS SA	14,834
700	Idemitsu Kosan Co Ltd	15,316
3,200	Inpex Corp	32,296
1,316	Neste OYJ	57,678
4,551	OMV AG	209,543
19,914	Repsol SA	270,919
6,000	Rubis SCA	136,256
10,009	Santos Ltd	48,861
43,750	Shell PLC	1,211,696
828	Siemens Gamesa Renewable Energy SA	14,679
15,115	TotalEnergies SE	824,574
3,142	Vestas Wind Systems A/S	61,940
13,307	Woodside Energy Group Ltd	307,638
		4,472,171
Financial — 18.14%
15,225	3i Group PLC	202,685
18,374	ABN AMRO Bank NV(a)	180,628
7,660	abrdn PLC	13,954
622	Admiral Group PLC	14,377
33,626	Aegon NV	155,660
408	AerCap Holdings NV(b)	21,791
500	Ageas SA	17,309
37,400	AIA Group Ltd	283,297
1,670	Allianz SE	300,440
164	Amundi SA(a)	7,738
2,702	Aroundtown SA	5,356
4,300	ASR Nederland NV(b)	189,341
3,454	Assicurazioni Generali SpA	51,835
602	ASX Ltd	26,084
14,970	Australia & New Zealand Banking Group Ltd	245,265
43,900	Aviva PLC	210,522
12,513	AXA SA	309,007
Shares		Fair Value
Financial — (continued)
131	Azrieli Group Ltd	$ 9,705
1,541	Baloise Holding AG	210,535
50,841	Banco Bilbao Vizcaya Argentaria SA	262,278
115,531	Banco Santander SA	299,627
3,950	Bank Hapoalim BM	38,075
4,802	Bank Leumi Le-Israel BM	45,810
12,600	Bank of Ireland Group PLC	90,728
52,081	Barclays PLC	88,487
3,500	BAWAG Group AG(a)	168,965
8,755	BNP Paribas SA	410,556
11,500	BOC Hong Kong Holdings Ltd	35,734
2,325	British Land Co PLC REIT	9,750
13,790	CaixaBank SA	45,728
10,400	CapitaLand Ascendas REIT	19,242
16,477	CapitaLand Integrated Commercial Trust REIT	21,868
8,000	Capitaland Investment Ltd	17,013
1,300	Chiba Bank Ltd(b)	7,123
6,000	CK Asset Holdings Ltd	33,171
3,311	Commerzbank AG	26,454
5,307	Commonwealth Bank of Australia	355,818
3,400	Concordia Financial Group Ltd	10,374
159	Covivio REIT	8,513
21,764	Credit Agricole SA	197,479
8,900	Credit Saison Co Ltd	95,126
8,245	Credit Suisse Group AG	34,155
3,000	Dai-ichi Life Holdings Inc	47,648
100	Daito Trust Construction Co Ltd	9,902
6	Daiwa House REIT Investment Corp	12,110
4,000	Daiwa Securities Group Inc	15,607
2,145	Danske Bank A/S	34,601
8,800	DBS Group Holdings Ltd	212,752
6,428	Deutsche Bank AG	61,270
2,891	Deutsche Boerse AG	470,134
3,303	Dexus REIT	16,459
11,993	DNB Bank ASA	212,119
918	EQT AB	18,066
1,069	Erste Group Bank AG	26,345
5,600	ESR Group Ltd(a)	9,550
120	Eurazeo SE	6,848
262	Euronext NV(a)	16,629
337	EXOR NV	22,647
1,592	Fastighets AB Balder Class B(b)	5,976
33,896	FinecoBank Banca Fineco SpA	456,769
8,200	Fukuoka Financial Group Inc	139,528
200	Futu Holdings Ltd ADR(b)(c)	6,772
160	Gecina SA REIT	14,265
686	Gjensidige Forsikring ASA	12,539
14	GLP J-REIT(b)	14,519
5,230	Goodman Group REIT	56,906
5,676	GPT Group REIT	15,686
309	Groupe Bruxelles Lambert NV	22,781
39,600	Gunma Bank Ltd	108,008
5,000	Hang Lung Properties Ltd	6,290
2,300	Hang Seng Bank Ltd	32,379
187	Hannover Rueck SE	30,429

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,213	Hargreaves Lansdown PLC	$ 10,598
4,000	Henderson Land Development Co Ltd	9,793
3,700	Hong Kong Exchanges & Clearing Ltd	98,211
3,300	Hongkong Land Holdings Ltd	12,309
61,657	HSBC Holdings PLC	316,392
1,100	Hulic Co Ltd(b)	7,991
416	Industrivarden AB Class A	9,422
518	Industrivarden AB Class C(b)	11,632
23,053	ING Groep NV	226,832
7,667	Insurance Australia Group Ltd(b)	24,066
31,000	Intermediate Capital Group PLC	377,303
51,374	Intesa Sanpaolo SpA	97,946
1,551	Investor AB Class A	26,374
5,668	Investor AB Class B	92,491
3,847	Israel Discount Bank Ltd Class A	21,874
4,100	Jaccs Co Ltd(b)	99,421
1,500	Japan Exchange Group Inc	19,713
19	Japan Metropolitan Fund Invest REIT	13,998
1,200	Japan Post Bank Co Ltd	7,996
7,300	Japan Post Holdings Co Ltd	49,089
500	Japan Post Insurance Co Ltd	7,402
3	Japan Real Estate Investment Corp REIT	12,571
3,788	Julius Baer Group Ltd	181,744
778	KBC Group NV	38,990
39,000	Kerry Properties Ltd	61,694
839	Kinnevik AB Class B(b)	10,365
514	Klepierre SA REIT	10,331
246	L E Lundbergforetagen AB Class B	9,709
2,071	Land Securities Group PLC REIT	13,537
216	LEG Immobilien SE	14,102
80,471	Legal & General Group PLC	215,189
6,556	Link REIT	38,750
542,415	Lloyds Banking Group PLC	260,474
1,025	London Stock Exchange Group PLC	88,826
7,924	M&G PLC	15,920
4,933	Macquarie Group Ltd	535,147
52,200	Mapfre SA	89,533
11,106	Mapletree Logistics Trust REIT	11,920
7,700	Mapletree Pan Asia Commercial Trust REIT	8,641
21,294	Mediobanca Banca di Credito Finanziario SpA	192,915
13,600	Melrose Industries PLC	18,235
11,706	Mirvac Group REIT	15,510
3,600	Mitsubishi Estate Co Ltd	45,271
37,400	Mitsubishi HC Capital Inc	160,486
67,600	Mitsubishi UFJ Financial Group Inc	319,332
2,800	Mitsui Fudosan Co Ltd	53,615
468	Mizrahi Tefahot Bank Ltd(b)	17,691
20,700	Mizuho Financial Group Inc	223,880
Shares		Fair Value
Financial — (continued)
1,300	MS&AD Insurance Group Holdings Inc	$ 34,426
435	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	114,830
9,984	National Australia Bank Ltd	207,389
99,105	NatWest Group PLC	266,807
4,000	New World Development Co Ltd	8,182
4	Nippon Building Fund Inc REIT	17,781
7	Nippon Prologis REIT Inc	14,688
4,693	NN Group NV	198,713
35,700	Nomura Holdings Inc	115,524
300	Nomura Real Estate Holdings Inc	6,781
11	Nomura Real Estate Master Fund Inc REIT	12,549
27,609	Nordea Bank Abp	263,736
8,500	ORIX Corp	124,846
10,600	Oversea-Chinese Banking Corp Ltd	90,991
71	Partners Group Holding AG	63,728
2,219	Phoenix Group Holdings PLC	13,806
8,552	Prudential PLC	79,426
4,614	QBE Insurance Group Ltd	36,151
186	REA Group Ltd	14,416
41,500	Resona Holdings Inc	156,412
4,300	Ricoh Leasing Co Ltd(b)	104,994
4,300	Rothschild & Co	152,494
437	Sagax AB Class B	8,053
1,490	Sampo OYJ Class A	68,134
700	SBI Holdings Inc	12,645
16,146	Scentre Group REIT	30,048
2,552	Schroders PLC	11,456
3,759	Segro PLC REIT	33,822
1,100	Shizuoka Financial Group Inc	6,946
2,500	Singapore Exchange Ltd	14,867
12,000	Sino Land Co Ltd	12,814
5,063	Skandinaviska Enskilda Banken AB Class A	53,381
9,674	Societe Generale SA	221,893
50	Sofina SA	9,750
1,000	Sompo Holdings Inc	41,692
1,687	St James's Place PLC	20,591
29,547	Standard Chartered PLC	176,468
32,020	Stockland REIT(b)	73,778
9,200	Sumitomo Mitsui Financial Group Inc	258,350
1,000	Sumitomo Mitsui Trust Holdings Inc	28,769
900	Sumitomo Realty & Development Co Ltd	20,641
5,000	Sun Hung Kai Properties Ltd	53,732
3,928	Suncorp Group Ltd	28,733
4,538	Svenska Handelsbanken AB Class A	42,163
14,017	Swedbank AB Class A	208,966
3,400	Swire Properties Ltd	6,535
399	Swiss Life Holding AG	193,205
238	Swiss Prime Site AG	19,205
939	Swiss Re AG	69,753

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,400	Sydbank AS(b)	$ 133,982
1,500	T&D Holdings Inc	14,835
6,000	Tokio Marine Holdings Inc	108,631
1,121	Tryg A/S	24,246
36,642	UBS Group AG	580,928
357	Unibail-Rodamco-Westfield REIT(b)	16,872
6,456	UniCredit SpA	80,063
63,900	UnipolSai Assicurazioni SpA	144,080
10,200	United Overseas Bank Ltd	200,112
1,400	UOL Group Ltd(b)	6,115
1,400	Valiant Holding AG(b)	137,126
11,096	Vicinity Ltd REIT	13,833
2,229	Vonovia SE	49,285
396	Warehouses De Pauw CVA REIT	10,164
705	Washington H Soul Pattinson & Co Ltd(b)	12,617
89	Wendel SE	6,969
10,891	Westpac Banking Corp	168,168
6,000	Wharf Real Estate Investment Co Ltd	23,640
469	Zurich Insurance Group AG	199,876
		16,854,970
Industrial — 11.82%
5,108	ABB Ltd	141,851
66	Acciona SA	11,884
696	ACS Actividades de Construccion y Servicios SA	17,860
233	Aena SME SA(a)(b)	27,385
95	Aeroports de Paris(b)	12,847
5,300	AGC Inc	166,075
1,838	Airbus SE	198,878
901	Alfa Laval AB	22,178
988	Alstom SA	20,334
8	AP Moller - Maersk A/S Class A	16,005
115	AP Moller - Maersk A/S Class B	240,255
3,117	Assa Abloy AB Class B	62,939
8,355	Atlas Copco AB Class A	89,175
4,855	Atlas Copco AB Class B	46,953
3,795	Auckland International Airport Ltd(b)	16,965
51,129	Aurizon Holdings Ltd	118,485
67,000	Austal Ltd	106,674
300	Azbil Corp	8,153
9,816	BAE Systems PLC	91,792
3,600	Bekaert SA	100,323
6,413	Bouygues SA	182,970
19,700	bpost SA	97,379
7,600	Brother Industries Ltd	129,473
1,690	Cellnex Telecom SA(a)	55,314
400	Central Japan Railway Co	46,311
8,300	Cia de Distribucion Integral Logista Holdings SA	171,656
5,648	Cie de Saint-Gobain	230,896
2,000	CK Infrastructure Holdings Ltd	9,501
3,183	CNH Industrial NV	41,179
Shares		Fair Value
Industrial — (continued)
2,373	CRH PLC	$ 85,470
1,600	D/S Norden A/S	82,808
400	Daifuku Co Ltd	18,310
800	Daikin Industries Ltd	119,830
73	Dassault Aviation SA	10,842
11,683	Deutsche Post AG	412,992
100	Disco Corp	23,918
4,582	DSV A/S	619,158
900	East Japan Railway Co	47,957
259	Eiffage SA	23,419
78	Elbit Systems Ltd	15,782
2,049	Epiroc AB Class A	31,367
1,154	Epiroc AB Class B	15,495
600	FANUC Corp	78,511
1,500	Ferrovial SA(b)	36,658
300	Fuji Electric Co Ltd	11,599
439	GEA Group AG(b)	15,345
111	Geberit AG	49,344
1,368	Getlink SE	21,648
1,180	Halma PLC	28,601
800	Hankyu Hanshin Holdings Inc(b)	23,761
4,148	HeidelbergCement AG	190,753
6,054	Hexagon AB Class B	59,849
100	Hirose Electric Co Ltd	12,972
400	Hitachi Construction Machinery Co Ltd	7,826
3,000	Hitachi Ltd	136,121
8,024	Holcim AG	364,549
10,000	Hosiden Corp	105,479
1,100	Hoya Corp	102,258
1,323	Husqvarna AB Class B	7,855
400	Ibiden Co Ltd	13,483
787	Indutrade AB	13,779
1,074	Infrastrutture Wireless Italiane SpA(a)	9,479
393	Investment AB Latour Class B	6,639
1,385	James Hardie Industries PLC	30,239
3,100	Japan Aviation Electronics Industry Ltd	48,248
500	JSR Corp	9,501
3,900	Kaga Electronics Co Ltd(b)	115,584
1,400	Kajima Corp	13,178
400	Keio Corp	14,024
400	Keisei Electric Railway Co Ltd	10,617
4,500	Keppel Corp Ltd	22,149
600	Keyence Corp	226,239
480	Kingspan Group PLC	24,200
500	Kintetsu Group Holdings Co Ltd	16,897
199	KION Group AG	4,412
253	Knorr-Bremse AG	11,390
2,800	Komatsu Ltd	54,853
1,057	Kone OYJ Class B	43,280
271	Kongsberg Gruppen ASA	9,718
3,100	Kubota Corp	43,244
169	Kuehne + Nagel International AG	35,974
6,100	Kumagai Gumi Co Ltd(b)	103,122
400	Kurita Water Industries Ltd	14,642
900	Kyocera Corp	43,584

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
831	Legrand SA	$ 63,326
1,870	Lendlease Corp Ltd	10,399
20,800	Leonardo SpA	167,109
1,000	Lixil Corp	15,105
600	Makita Corp	10,964
1,200	MINEBEA MITSUMI Inc	17,734
800	MISUMI Group Inc	17,040
6,000	Mitsubishi Electric Corp	52,792
900	Mitsubishi Heavy Industries Ltd	31,000
1,000	Mitsui OSK Lines Ltd	19,795
4,500	MTR Corp Ltd	19,801
3,266	MTU Aero Engines AG	584,478
1,700	Murata Manufacturing Co Ltd	80,477
4,714	Nibe Industrier AB Class B	37,603
1,300	Nidec Corp	71,479
7,500	Nippon Electric Glass Co Ltd	129,867
200	Nippon Express Holdings Inc	10,050
1,800	Nippon Yusen KK	32,606
12,900	Obayashi Corp	82,801
1,000	Odakyu Electric Railway Co Ltd	11,888
600	Omron Corp	27,983
1,426	Orica Ltd	12,685
3,000	Per Aarsleff Holding A/S	83,817
1,827	Poste Italiane SpA(a)	15,921
793	Prysmian SpA	25,811
136	Rheinmetall AG	22,107
18	ROCKWOOL A/S Class B	3,585
26,028	Rolls-Royce Holdings PLC(b)	23,341
1,064	Safran SA	118,498
3,317	Sandvik AB	51,834
2,600	Sankyu Inc(b)	77,523
209	Schindler Holding AG	33,617
1,688	Schneider Electric SE	213,458
12,700	Seino Holdings Co Ltd	97,584
1,000	SG Holdings Co Ltd	13,251
800	Shimadzu Corp	21,074
1,900	Shimizu Corp	9,481
2,380	Siemens AG	259,917
1,337	Siemens Energy AG	15,586
917	SIG Group AG	17,628
5,500	Signify NV(a)	152,378
2,355	Sika AG	530,996
5,500	Singapore Technologies Engineering Ltd	12,822
4,000	SITC International Holdings Co Ltd	6,551
12,872	Skanska AB Class B	200,177
12,047	SKF AB Class B	174,388
200	SMC Corp	80,280
1,167	Smiths Group PLC	20,897
230	Spirax-Sarco Engineering PLC	28,331
3,800	Taisei Corp	103,514
1,200	TDK Corp	37,486
4,500	Techtronic Industries Co Ltd	42,609
1,469	Tenaris SA	22,992
332	Thales SA	42,224
500	Tobu Railway Co Ltd	11,566
1,500	Tokyu Corp	17,296
1,200	Toshiba Corp	41,642
Shares		Fair Value
Industrial — (continued)
500	TOTO Ltd	$ 14,261
5,100	Tsubakimoto Chain Co(b)	109,190
4,100	Valmet OYJ	93,247
83	VAT Group AG(a)	18,949
800	Venture Corp Ltd	9,003
1,660	Vinci SA	152,781
1,626	Wartsila OYJ Abp	11,085
600	West Japan Railway Co	23,788
4,700	Wienerberger AG	107,436
57,000	Xinyi Glass Holdings Ltd	73,254
900	Yamato Holdings Co Ltd	13,328
700	Yaskawa Electric Corp	19,383
700	Yokogawa Electric Corp	11,705
232	ZIM Integrated Shipping Services Ltd(c)	5,450
		10,980,666
Technology — 5.44%
500	Advantest Corp	26,321
145	ASM International NV	32,077
2,253	ASML Holding NV	1,056,853
10,388	AVEVA Group PLC	371,650
270	Bechtle AG	9,328
3,100	Canon Inc	65,712
500	Capcom Co Ltd	13,908
509	Capgemini SE	83,420
318	Check Point Software Technologies Ltd(b)	41,095
1,690	Computershare Ltd	27,358
3,514	CyberArk Software Ltd(b)	551,382
2,073	Dassault Systemes SE	69,484
2,295	Embracer Group AB(b)	11,041
1,100	FUJIFILM Holdings Corp	50,325
600	Fujitsu Ltd	69,035
400	Hamamatsu Photonics KK	18,097
4,062	Infineon Technologies AG	98,566
200	Itochu Techno-Solutions Corp	4,637
16,000	Keywords Studios PLC	442,083
200	Koei Tecmo Holdings Co Ltd(b)	3,018
200	Konami Group Corp	8,766
300	Lasertec Corp(b)	42,153
538	Logitech International SA	26,756
10,900	MCJ Co Ltd	68,837
2,674	Micro Focus International PLC	15,938
700	NEC Corp	23,171
198	Nemetschek SE	9,440
1,500	Nexon Co Ltd	25,101
1,000	Nomura Research Institute Ltd	22,130
1,900	NTT Data Corp	27,519
300	Obic Co Ltd	45,019
200	Oracle Corp Japan	10,654
400	Otsuka Corp	12,597
117,000	PAX Global Technology Ltd	91,953
3,700	Renesas Electronics Corp(b)	30,953
20,100	Ricoh Co Ltd	147,289
300	Rohm Co Ltd	21,079
3,169	Sage Group PLC	26,406
3,189	SAP SE	306,950

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
400	SCSK Corp	$ 5,901
1,000	Seiko Epson Corp	13,576
6,500	SimCorp A/S	388,119
600	Sopra Steria Group SACA	79,418
300	Square Enix Holdings Co Ltd	13,387
2,126	STMicroelectronics NV	66,106
1,200	SUMCO Corp	15,210
183	Teleperformance	49,031
179	Temenos AG	10,661
3,800	TietoEVRY OYJ(b)	90,589
800	TIS Inc(b)	21,569
500	Tokyo Electron Ltd	131,548
3,400	Tokyo Seimitsu Co Ltd(b)	102,254
306	Tower Semiconductor Ltd(b)	13,077
328	Ubisoft Entertainment SA(b)	8,999
433	WiseTech Global Ltd	16,014
419	Xero Ltd(b)	20,807
		5,054,367
Utilities — 1.77%
79,600	A2A SpA	88,263
1,900	Chubu Electric Power Co Inc	15,466
5,000	CLP Holdings Ltd	33,559
27,600	Drax Group PLC	164,659
6,983	E.ON SE	58,476
8,635	EDP - Energias de Portugal SA	37,729
896	EDP Renovaveis SA	18,854
1,743	Electricite de France SA	20,585
90	Elia Group SA	11,379
665	Enagas SA	10,796
942	Endesa SA	15,739
25,299	Enel SpA(b)	113,019
5,681	Engie SA	73,815
1,163	Fortum OYJ(b)	16,368
6,500	HK Electric Investments & HK Electric Investments Ltd(a)	4,133
34,000	Hong Kong & China Gas Co Ltd	26,206
18,523	Iberdrola SA(b)	188,365
75,600	Iren SpA	112,348
2,000	Kansai Electric Power Co Inc	15,151
2,210	Mercury NZ Ltd	7,473
4,361	Meridian Energy Ltd	12,362
11,342	National Grid PLC	123,547
471	Naturgy Energy Group SA	12,087
5,478	Origin Energy Ltd	19,571
588	Orsted AS(a)	48,513
1,000	Osaka Gas Co Ltd	14,808
4,000	Power Assets Holdings Ltd	19,126
1,263	Red Electrica Corp SA	20,430
1,999	RWE AG	76,952
779	Severn Trent PLC	22,348
6,273	Snam SpA	27,893
3,518	SSE PLC	62,850
4,377	Terna - Rete Elettrica Nazionale	29,027
4,500	Tokyo Electric Power Co Holdings Inc(b)	14,659
1,400	Tokyo Gas Co Ltd	25,020
396	Uniper SE	1,185
Shares		Fair Value
Utilities — (continued)
2,122	United Utilities Group PLC	$ 22,862
2,071	Veolia Environnement SA	46,216
206	Verbund AG	16,137
		1,647,976
TOTAL COMMON STOCK — 89.29% (Cost $106,541,776)		$82,962,888
PREFERRED STOCK
Consumer, Cyclical — 0.53%
199	Bayerische Motoren Werke AG	14,675
1,777	Porsche Automobil Holding SE	99,285
32,600	Schaeffler AG	167,508
1,678	Volkswagen AG	214,786
		496,254
Consumer, Non-Cyclical — 0.20%
3,800	Draegerwerk AG & Co KGaA	152,902
554	Henkel AG & Co KGaA	34,901
		187,803
Industrial — 0.03%
76	Sartorius AG	26,797
TOTAL PREFERRED STOCK — 0.76% (Cost $1,147,845)		$ 710,854
EXCHANGE TRADED FUNDS
10,000	iShares MSCI EAFE ETF(c)	593,100

TOTAL EXCHANGE TRADED FUNDS — 0.64% (Cost $561,502)		$ 593,100
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.29%
$4,000,000	U.S. Treasury Bills(c)(d) 3.18%, 12/15/2022	3,984,537
Repurchase Agreements — 5.04%
1,112,659	Repurchase agreement (principal amount/value $1,113,516 with a maturity value of $1,113,610) with HSBC Securities (USA) Inc, 3.05%, dated 10/31/22 to be repurchased at $1,112,659 on 11/1/22 collateralized by various U.S. Government Agency securities, 1.50% - 5.50%, 8/1/37 - 10/1/52, with a value of $1,135,786.(e)	1,112,659

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,112,659	Undivided interest of 11.43% in a repurchase agreement (principal amount/value $9,753,550 with a maturity value of $9,754,376) with Bank of America Securities Inc, 3.05%, dated 10/31/22 to be repurchased at $1,112,659 on 11/1/22 collateralized by various U.S. Government Agency securities, 0.01% - 5.50%, 2/25/32 - 1/1/61, with a value of $9,948,621.(e)	$ 1,112,659
1,345,717	Undivided interest of 13.32% in a repurchase agreement (principal amount/value $10,132,689 with a maturity value of $10,133,547) with RBC Capital Markets Corp, 3.05%, dated 10/31/22 to be repurchased at $1,345,717 on 11/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 5.00%, 2/28/26 - 10/20/52, with a value of $10,335,343.(e)	1,345,717
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,112,659	Undivided interest of 14.92% in a repurchase agreement (principal amount/value $7,474,430 with a maturity value of $7,475,063) with Citigroup Global Markets Inc, 3.05%, dated 10/31/22 to be repurchased at $1,112,659 on 11/1/22 collateralized by U.S. Treasury securities, 3.38% - 4.38%, 10/31/24 - 8/15/42, with a value of $7,623,919.(e)	$ 1,112,659
		4,683,694
TOTAL SHORT TERM INVESTMENTS — 9.33% (Cost $8,668,231)		$ 8,668,231
TOTAL INVESTMENTS — 100.02% (Cost $116,919,354)		$92,935,073
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (20,462)
TOTAL NET ASSETS — 100.00%		$92,914,611

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at October 31, 2022.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At October 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EAFE Index Futures	78	USD	6,848,010	December 2022	$(180,818)
				Net Depreciation	$(180,818)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
At October 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	3,906	GBP	3,647	November 10, 2022	$(278)
CGM	USD	2,081	JPY	298,945	November 21, 2022	66
CGM	USD	4,689	JPY	673,200	November 25, 2022	149
CGM	USD	2,101	JPY	301,495	November 28, 2022	67
CGM	USD	19,304	JPY	2,769,725	December 02, 2022	609
CGM	USD	2,673	JPY	383,350	December 05, 2022	84
CGM	USD	5,813	JPY	833,510	December 06, 2022	183
CGM	USD	1,779	JPY	255,000	December 08, 2022	56
CGM	USD	2,227	JPY	319,175	December 12, 2022	70
CGM	USD	3,096	JPY	443,700	December 14, 2022	95
MEL	USD	119,105	CHF	116,500	January 17, 2023	1,618
MEL	USD	2,617	EUR	2,632	November 02, 2022	16
MEL	USD	87,686	EUR	88,500	January 17, 2023	(369)
					Net Appreciation	$2,366
Counterparty Abbreviations:
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of October 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$15,876,158	17.08%
United Kingdom	12,155,032	13.08
United States	9,261,331	9.96
France	8,179,565	8.80
Switzerland	7,933,324	8.54
Germany	7,866,289	8.46
Australia	6,114,471	6.58
Netherlands	4,568,892	4.92
Denmark	3,233,636	3.48
Sweden	2,998,178	3.23
Spain	2,458,658	2.64
Italy	2,265,894	2.44
Hong Kong	1,867,078	2.01
Israel	1,449,391	1.56
Ireland	1,353,576	1.46
Singapore	1,018,500	1.10
Norway	959,634	1.03
Finland	923,822	0.99
Belgium	626,086	0.67
Austria	532,792	0.57
Uruguay	396,713	0.43
Canada	342,300	0.37
Jordan	266,270	0.29
New Zealand	95,111	0.10
Luxembourg	91,721	0.10
Portugal	70,566	0.08
Chile	15,382	0.02
Macau	14,685	0.01
United Arab Emirates	18	0.00
Total	$92,935,073	100.00%
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2022 (Unaudited)
Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value (including $4,583,789 of securities on loan)(a)	$88,251,379
Repurchase agreements, fair value(b)	4,683,694
Cash	3,172,794
Cash denominated in foreign currencies, fair value(c)	157,989
Cash pledged on futures contracts	746,555
Dividends and interest receivable	781,039
Subscriptions receivable	145,248
Receivable for investments sold	13,607
Unrealized appreciation on forward foreign currency contracts	3,012
Total Assets	97,955,317
LIABILITIES:
Payable for director fees	10,539
Payable for other accrued fees	173,264
Payable for shareholder services fees	24,375
Payable to investment adviser	13,036
Payable upon return of securities loaned	4,683,694
Redemptions payable	72,752
Unrealized depreciation on forward foreign currency contracts	646
Variation margin on futures contracts	62,400
Total Liabilities	5,040,706
NET ASSETS	$92,914,611
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,185,046
Paid-in capital in excess of par	164,865,952
Undistributed/accumulated deficit	(73,136,387)
NET ASSETS	$92,914,611
NET ASSETS BY CLASS
Investor Class	$85,673,782
Institutional Class	$7,240,829
CAPITAL STOCK:
Authorized
Investor Class	199,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	10,885,788
Institutional Class	964,667
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.87
Institutional Class	$7.51
(a) Cost of investments	$112,235,660
(b) Cost of repurchase agreements	$4,683,694
(c) Cost of cash denominated in foreign currencies	$159,119
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended October 31, 2022 (Unaudited)
Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Income from securities lending	$934
Dividends	3,748,771
Foreign withholding tax	(404,033)
Total Income	3,345,672
EXPENSES:
Management fees	459,143
Shareholder services fees – Investor Class	290,984
Audit and tax fees	36,580
Custodian fees	60,586
Director's fees	16,586
Legal fees	8,931
Pricing fees	15,869
Registration fees	72,285
Shareholder report fees	33,444
Transfer agent fees	3,773
Other fees	9,373
Total Expenses	1,007,554
Less amount waived by investment adviser	153,084
Net Expenses	854,470
NET INVESTMENT INCOME	2,491,202
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(43,517,493)
Net realized loss on futures contracts	(777,248)
Net Realized Loss	(44,294,741)
Net change in unrealized appreciation on investments and foreign currency translations	16,643,081
Net change in unrealized appreciation on futures contracts	73,671
Net change in unrealized depreciation on forward foreign currency contracts	(10,932)
Net Change in Unrealized Appreciation	16,705,820
Net Realized and Unrealized Loss	(27,588,921)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,097,719)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2022 and fiscal year ended April 30, 2022
Empower Core Strategies: International Equity Fund	October 31, 2022 (Unaudited)	April 30, 2022
OPERATIONS:
Net investment income	$2,491,202	$3,689,100
Net realized loss	(44,294,741)	(2,959,252)
Net change in unrealized appreciation (depreciation)	16,705,820	(45,149,449)
Net Decrease in Net Assets Resulting from Operations	(25,097,719)	(44,419,601)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(23,367,161)
Institutional Class	-	(599,069)
From return of capital	0	(23,966,230)
From net investment income and net realized gains
Investor Class	-	(16,863,599)
Institutional Class	-	(194,462)
From net investment income and net realized gains	0	(17,058,061)
Total Distributions	0	(41,024,291)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	19,464,496	377,075,218
Institutional Class	2,540,918	5,947,572
Shares issued in reinvestment of distributions
Investor Class	-	40,230,760
Institutional Class	-	793,531
Shares redeemed
Investor Class	(183,497,457)	(158,155,516)
Institutional Class	(1,439,005)	(2,053,140)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(162,931,048)	263,838,425
Total Increase (Decrease) in Net Assets	(188,028,767)	178,394,533
NET ASSETS:
Beginning of Period	280,943,378	102,548,845
End of Period	$92,914,611	$280,943,378
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,336,114	33,242,823
Institutional Class	320,436	569,956
Shares issued in reinvestment of distributions
Investor Class	-	3,863,279
Institutional Class	-	80,203
Shares redeemed
Investor Class	(21,938,635)	(15,426,016)
Institutional Class	(176,769)	(203,930)
Net Increase (Decrease)	(19,458,854)	22,126,315
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/31/2022(Unaudited)	$ 8.98	0.12	(1.23)	(1.11)	—	—	—	—	$ 7.87	(12.36%) (c)
4/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$ 8.98	(10.82%)
4/30/2021 (d)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (c)
Institutional Class
10/31/2022(Unaudited)	$ 8.55	0.11	(1.15)	(1.04)	—	—	—	—	$ 7.51	(12.16%) (c)
4/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$ 8.55	(10.51%)
4/30/2021	$ 8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
4/30/2020	$ 9.85	0.28	(1.47)	(1.19)	0.00 (e)	(0.41)	—	(0.41)	$ 8.25	(12.88%)
4/30/2019 (f)	$10.00	0.11	(0.19)	(0.08)	—	(0.07)	—	(0.07)	$ 9.85	(0.83%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
10/31/2022(Unaudited)	$ 85,674	1.15% (h)	1.00% (h)	2.88% (h)	12% (c)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (d)	$ 98,555	1.41% (h)	1.00% (h)	3.42% (h)	94% (c)
Institutional Class
10/31/2022(Unaudited)	$ 7,241	1.36% (h)	0.65% (h)	2.82% (h)	12% (c)
04/30/2022	$ 7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$ 3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$ 1,531	1.37%	0.65%	2.91%	26%
04/30/2019 (f)	$ 11,640	2.07% (h)	0.65% (h)	1.39% (h)	29% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Investor Class inception date was September 3, 2020.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 31, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - October 31, 2022

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ —	$ 5,758,852	$ —	$ 5,758,852
Communications	1,611,546	3,875,681	—	5,487,227
Consumer, Cyclical	925,866	10,391,886	—	11,317,752
Consumer, Non-cyclical	1,205,353	20,151,967	—	21,357,320
Diversified	18,320	13,267	—	31,587
Energy	136,256	4,335,915	—	4,472,171
Financial	742,213	16,112,757	—	16,854,970
Industrial	204,851	10,775,815	—	10,980,666
Technology	844,398	4,209,969	—	5,054,367
Utilities	112,348	1,535,628	—	1,647,976
	5,801,151	77,161,737	—	82,962,888
Preferred Stock	—	710,854	—	710,854
Exchange Traded Funds	593,100	—	—	593,100
Short Term Investments	—	8,668,231	—	8,668,231
Total investments, at fair value:	6,394,251	86,540,822	—	92,935,073
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,012	—	3,012
Total Assets	$ 6,394,251	$ 86,543,834	$ —	$ 92,938,085
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(646)	—	(646)
Futures Contracts(a)	$ (180,818)	$ —	$ —	$ (180,818)
Total Liabilities	$ (180,818)	$ (646)	$ —	$ (181,464)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Semi-Annual Report - October 31, 2022

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2022 were as follows:
Federal tax cost of investments	$120,744,936
Gross unrealized appreciation on investments	1,626,171
Gross unrealized depreciation on investments	(29,614,486)
Net unrealized depreciation on investments	$(27,988,315)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Semi-Annual Report - October 31, 2022

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 81 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $1,004,074 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 31, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(180,818) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$3,012	Unrealized depreciation on forward foreign currency contracts	$ (646)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - October 31, 2022

The effect of derivative investments for the period ended October 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(777,248)	Net change in unrealized appreciation on futures contracts	$73,671
Foreign exchange contracts (forwards)			Net change in unrealized depreciation on forward foreign currency contracts	$(10,932)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with Empower Capital Management, LLC (ECM or the Adviser), a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 31, 2022, the amounts available for recoupment were as follows:
Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025	Expires October 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$227,366	$241,494	$205,082	$153,084	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America, Franklin Templeton Institutional, LLC, and LSV Asset Management (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.020% of the net assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Semi-Annual Report - October 31, 2022

Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $983,250 for the period January 1 through October 31, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $20,615,409 and $178,641,985, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2022, the Fund had securities on loan valued at $4,583,789 and received collateral as reported on the Statement of Assets and Liabilities of $4,683,694 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At October 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to October 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.
The Board of Directors of Empower Funds, Inc. recently approved a change to the Fund’s fiscal year end from April 30 to December 31, beginning December 31, 2022.

Semi-Annual Report - October 31, 2022

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2022